Defined benefit obligations - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Actual return on plan assets	SFr 22	SFr 43
Weighted average duration of defined benefit obligation	15 years 2 months 12 days	14 years 4 months 24 days
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Employer contributions	SFr 289
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	25.00%
Percentage of reasonably possible decrease in actuarial assumption	25.00%
Percentage of decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	3.70%
Percentage of Increase in defined benefit obligation due to reasonably possible Decrease in actuarial assumption	3.90%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.60%
Percentage of Increase in defined benefit obligation due to reasonably possible Decrease in actuarial assumption	0.60%